Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Redeemable Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Diluted net income (loss) per share	$ 0.29	$ 0.64
Non-Redeemable Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Diluted net income (loss) per share	$ (0.35)	$ (1.99)